Property and equipment, net - Schedule of Property and equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Statements
Gross carrying amount, total	¥ 760,927		¥ 577,377
Less: accumulated depreciation	(276,919)		(250,612)
Property and equipment, net	484,008	$ 66,309	326,765
Servers Computers and Equipment
Statements
Gross carrying amount, total	299,919		284,157
Less: accumulated depreciation	(234,495)		(210,557)
Construction in progress
Statements
Gross carrying amount, total	415,430		248,788
Leasehold improvements
Statements
Gross carrying amount, total	33,474		32,387
Less: accumulated depreciation	(31,403)		(30,536)
Others
Statements
Gross carrying amount, total	12,104		12,045
Less: accumulated depreciation	¥ (11,021)		¥ (9,519)